Non-interest income (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Net fees
Facility fees	$ 795	$ 763	$ 697
Transaction fees	1,126	1,118	1,146
Other non-risk fee income	195	135	154
Fee income	2,116	2,016	1,997
Credit card loyalty programs	(130)	(134)	(153)
Transaction fee related expenses	(254)	(210)	(199)
Fee expenses	(384)	(344)	(352)
Net fees	1,732	1,672	1,645
Net wealth management	476	441	562
Trading	717	704	717
Other
Dividends received from other entities	2	3	1
Net gain/(loss) on disposal of assets	1	6
Net gain/(loss) on hedging of overseas operations		(1)
Net gain/(loss) on derivatives held for risk management purposes	12	7	1
Net gain/(loss) on financial instruments measured at fair value	38	(24)	78
Net gain/(loss) on disposal of controlled entities and other businesses			268
Other	26	27	56
Total other	79	18	404
Total non-interest income	3,004	2,835	3,328
Disposed of by sale | Advance Asset Management Limited
Other
Gain on sale			243
Credit card loyalty programs
Other
Deferred Income	329	338	$ 324
Parent Entity
Net fees
Facility fees	746	709
Transaction fees	944	935
Other non-risk fee income	138	125
Fee income	1,828	1,769
Credit card loyalty programs	(103)	(106)
Transaction fee related expenses	(182)	(169)
Fee expenses	(285)	(275)
Net fees	1,543	1,494
Trading	693	637
Other
Dividends received from subsidiaries	986	1,284
Transactions with subsidiaries	453	564
Dividends received from other entities	1	1
Net gain/(loss) on disposal of assets	1	8
Net gain/(loss) on hedging of overseas operations	42	(4)
Net gain/(loss) on derivatives held for risk management purposes	12	7
Net gain/(loss) on financial instruments measured at fair value	31	(32)
Other	20	23
Total other	1,546	1,851
Total non-interest income	3,782	3,982
Parent Entity | Credit card loyalty programs
Other
Deferred Income	$ 37	$ 35